REAL ESTATE INVESTMENTS - Property Purchase Price (FY) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Purchase price and other acquisition costs	$ 176,660,507
Purchase deposit applied	(2,000,000)
Acquisition fees to affiliate related to Taylor Fresh Foods	(741,000)
Acquisition of real estate before financing	$ 173,919,507